Revenue from Contract with Customers - Schedule of Changes in Contract Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member]
Disaggregation Of Revenue [Line Items]
Balance at December 26, 2020	$ 8,879	$ 9,257	$ 8,179
Revenue recognized that was included in the contract liability at the beginning of the year		(2,461)	(3,408)
Increase, excluding amounts recognized as revenue during the period		2,083	4,486
Balance at June 26, 2021		8,879	$ 9,257
European Wax Center, Inc. and Subsidiaries
Disaggregation Of Revenue [Line Items]
Balance at December 26, 2020	8,879
Revenue recognized that was included in the contract liability at the beginning of the year	(1,394)
Increase, excluding amounts recognized as revenue during the period	1,936
Balance at June 26, 2021	$ 9,421	$ 8,879